CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Subscriber-related revenue	$ 3,310,355				$ 3,218,946					$ 13,038,349	$ 12,959,025	$ 12,538,950
Equipment sales and other revenue	24,618				21,613					96,185	64,547	59,607
Equipment sales, services and other revenue - EchoStar	1,285				6,667					17,066	36,474	37,180
Total revenue	3,336,258	3,294,876	3,291,877	3,317,621	3,247,226	3,256,824	3,250,805	3,331,827	3,220,590	13,151,600	13,060,046	12,635,737
Costs and Expenses (exclusive of depreciation shown separately below - Note 6):
Subscriber-related expenses	1,887,593				1,762,934					7,246,104	6,841,760	6,675,095
Satellite and transmission expenses:
EchoStar	110,993				109,121					419,888	441,613	418,286
Other	9,981				10,574					40,392	39,341	39,776
Cost of sales - equipment, services and other	19,996				22,948					96,240	79,563	76,295
Subscriber acquisition costs:
Cost of sales - subscriber promotion subsidies - EchoStar										264,208	249,440	175,777
Other subscriber acquisition costs	359,654				314,451					1,396,477	1,254,036	1,477,215
Total subscriber acquisition costs	429,718				399,220					1,660,685	1,503,476	1,652,992
General and administrative expenses - EchoStar	12,786				10,428					49,878	45,188	47,429
General and administrative expenses	145,582				160,736					616,339	570,699	573,495
Litigation expense (Note 11)										730,457	(316,949)	225,456
Depreciation and amortization (Note 6)	205,496				197,295					898,682	904,955	983,360
Total costs and expenses	2,822,145				2,673,256					11,758,665	10,109,646	10,692,184
Operating income (loss)	514,113	539,061	(222,334)	502,238	573,970	622,091	632,210	710,709	985,390	1,392,935	2,950,400	1,943,553
Other Income (Expense):
Interest income	7,208				1,692					22,431	13,209	13,744
Interest expense, net of amounts capitalized	(195,766)				(134,286)					(647,298)	(552,036)	(470,890)
Other, net	128				2,705					2,124	10,957	581
Total other income (expense)	(188,430)				(129,889)					(622,743)	(527,870)	(456,565)
Income (loss) before income taxes	325,683				444,081					770,192	2,422,530	1,486,988
Income tax (provision) benefit, net (Note 8)	(119,452)				(166,591)					(285,926)	(896,847)	(538,312)
Net income (loss)	206,231				277,490					484,266	1,525,683	948,676
Comprehensive Income (Loss):
Net income (loss)	206,231				277,490					484,266	1,525,683	948,676
Unrealized holding gains (losses) on available-for-sale securities	2,610				4,735					8,047	(5,215)	(68)
Deferred income tax (expense) benefit	(1,141)									(517)
Comprehensive income (loss)	$ 207,700				$ 282,225					$ 491,796	$ 1,520,468	$ 948,608